Securities (Narrative) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 353,545	$ 373,947
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	281,320	308,016
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 72,225	$ 65,931